Segmentation of key figures (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 47,445	$ 44,751	$ 42,338
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 77,701	$ 98,061
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Switzerland
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 848	$ 795	$ 780
Net sales (in % of total net sales)	2.00%	2.00%	2.00%
Total of selected non-current assets	$ 33,032	$ 41,972
Selected non-current assets (in % of total selected non-current assets)	43.00%	43.00%
US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 16,280	$ 14,618	$ 14,135
Net sales (in % of total net sales)	34.00%	33.00%	33.00%
Total of selected non-current assets	$ 28,893	$ 39,082
Selected non-current assets (in % of total selected non-current assets)	37.00%	40.00%
France
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,442	$ 2,505	$ 2,289
Net sales (in % of total net sales)	5.00%	6.00%	5.00%
Total of selected non-current assets	$ 3,933	$ 3,976
Selected non-current assets (in % of total selected non-current assets)	5.00%	4.00%
Germany
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,120	$ 3,972	$ 3,484
Net sales (in % of total net sales)	9.00%	9.00%	8.00%
Total of selected non-current assets	$ 2,554	$ 3,124
Selected non-current assets (in % of total selected non-current assets)	3.00%	3.00%
Japan
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,656	$ 2,575	$ 2,617
Net sales (in % of total net sales)	6.00%	6.00%	6.00%
Total of selected non-current assets	$ 309	$ 144
Selected non-current assets (in % of total selected non-current assets)	0.00%	0.00%
Other
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 21,099	$ 20,286	$ 19,033
Net sales (in % of total net sales)	44.00%	44.00%	46.00%
Total of selected non-current assets	$ 8,980	$ 9,763
Selected non-current assets (in % of total selected non-current assets)	12.00%	10.00%